Income Taxes - Summary of Components of Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current tax expense:
Federal income									$ 2,314	$ 2,863	$ 3,226
State income									500	574	612
Total current income tax expense									2,814	3,437	3,838
Deferred tax (benefit) expense:
Federal income									(477)	(703)	183
State income									(171)	(192)	43
Total deferred income tax (benefit) expense									(648)	(895)	226
Total Income Tax Expense	$ 609	$ 596	$ 513	$ 448	$ 376	$ 549	$ 772	$ 845	$ 2,166	$ 2,542	$ 4,064